Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 23,372	£ 15,400
Within 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	3,037	1,476
Later than 1 year but not later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	8,738	3,764
Later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 11,597	£ 10,160